Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income [Abstract]
Net loss	$ (136.7)	$ (91.0)	$ (55.3)
Other comprehensive loss, net of tax:
Net currency translation adjustment	(38.2)	(40.7)	(45.3)
Loss on available-for-sale securities	0.0	0.0	(0.2)
Amortization of net actuarial loss (gain) and prior service cost (credit), net of $1.3 tax expense, $0.3 tax benefit, and $0.8 tax benefit for 2015, 2014, and 2013	7.4	(30.8)	33.4
Other comprehensive loss, net of tax	(30.8)	(71.5)	(12.1)
Total comprehensive loss	(167.5)	(162.5)	(67.4)
Net loss (income) attributable to noncontrolling interests		0.8	(2.4)
Net currency translation adjustment attributable to noncontrolling interests		0.5	(2.9)
Comprehensive loss attributable to SunEdison Semiconductor Limited shareholders	$ (167.5)	$ (161.2)	$ (72.7)